The following table provides the significant unobservable inputs used in the binomial/lattice model for the initial valuation of the Public Warrants and Private Placement Warrants as of July 30, 2021 (FY) (Details) - N
	Jun. 30, 2023	Dec. 31, 2022	Jul. 30, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	5 years	5 years
Measurement Input, Share Price [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			9.47
Measurement Input, Exercise Price [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			11.5
Measurement Input, Expected Term [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)			5 years 6 months
Measurement Input, Price Volatility [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			20
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.8
Measurement Input Fair Value [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.95